Segment Reporting (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment reporting information
Number of reportable segments | segment	4
Revenues	$ 1,778.7	$ 1,458.2	$ 841.5
Revenues less cost of revenues	384.4	307.5	196.8
Depreciation and amortization	40.8	28.4	15.2
Operating Income (Loss)	182.3	119.6	101.6
Total Assets	1,307.0	1,000.1	452.3
Goodwill	741.3	441.7	198.0
Intangible assets, net	239.0	156.5	49.0
Debt	677.6	467.9	241.4
Purchases of property and equipment	13.9	25.2	3.6
U.S.Equities
Segment reporting information
Revenues	1,386.8	1,234.5	662.8
Revenues less cost of revenues	259.4	224.3	123.9
Depreciation and amortization	18.6	19.9	4.4
Total Assets	475.5	704.9	215.8
Goodwill	253.5	253.5
Intangible assets, net	106.6	115.1
Purchases of property and equipment	7.0	24.4	3.3
European Equities
Segment reporting information
Revenues	117.9	99.1	86.4
Revenues less cost of revenues	67.1	66.4	57.6
Depreciation and amortization	8.3	7.6	9.9
Total Assets	267.0	283.0	297.2
Goodwill	179.6	188.2	198.0
Intangible assets, net	32.6	41.2	48.8
Purchases of property and equipment	1.3	0.8	0.2
U.S. Options
Segment reporting information
Revenues	242.2	124.6	92.3
Revenues less cost of revenues	26.1	16.8	15.3
Depreciation and amortization	1.6	0.9	0.9
Total Assets	21.8	6.2	6.8
Purchases of property and equipment			0.1
Global FX
Segment reporting information
Revenues	31.8
Revenues less cost of revenues	31.8
Depreciation and amortization	12.3
Total Assets	440.9
Goodwill	308.2
Intangible assets, net	99.6
Debt	0.0
Purchases of property and equipment	5.6
Operating segment | U.S.Equities
Segment reporting information
Operating Income (Loss)	149.2	83.0	77.3
Operating segment | European Equities
Segment reporting information
Operating Income (Loss)	31.9	30.4	17.4
Operating segment | U.S. Options
Segment reporting information
Operating Income (Loss)	9.8	8.3	8.4
Operating segment | Global FX
Segment reporting information
Operating Income (Loss)	(6.6)
Eliminations
Segment reporting information
Operating Income (Loss)	(2.0)	(2.1)	(1.5)
Total Assets	101.8	6.0	(67.5)
Intangible assets, net	0.2	0.2	0.2
Debt	$ 677.6	$ 467.9	$ 241.4